Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	17,250,000	17,250,000
Incurred offering costs	$ 3,916,281	$ 3,916,281
Underwriting discount amount	3,450,000	3,450,000
Other offering costs	466,281	466,281
Offering costs	3,672,335	3,672,335
Recorded of offering costs	$ 88,910	$ 88,910
Shares of common stock (in Shares)	562,500	562,500
Aggregate purchase shares (in Shares)	15,800,000	15,800,000
Federal depository insurance corporation coverage limit	$ 250,000	$ 250,000
Public Warrants and Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 155,037	$ 155,037